UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
           -------------------------------------------------
Address:   767 Fifth Avenue, 8th Floor
           -------------------------------------------------
           New York, New York 10153
           -------------------------------------------------

Form 13F File Number: 028-10328
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Fanjiang
        -------------------------------------------------
Title:  General Counsel
        -------------------------------------------------
Phone:  212 455-0900
        -------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jennifer Fanjiang              New York, New York                 2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                         --------------
Form 13F Information Table Entry Total:              28
                                         --------------
Form 13F Information Table Value Total:  $    1,734,024
                                         --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- -----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------- ----
AEROPOSTALE                  COM            007865108   54,653  2,218,060 SH       SOLE                 2,078,547 139,513    0
APPLE INC                    COM            037833100   94,643    293,411 SH       SOLE                   275,720  17,691    0
ARCADIA RES, INC             COM            039209101    5,149 25,298,102 SH       SOLE                25,298,102       0    0
CABLEVISION SYS CORP         CL A NY CBLVS  12686C109   63,268  1,869,628 SH       SOLE                 1,755,817 113,811    0
CAREFUSION CORP              COM            14170T101   63,966  2,488,941 SH       SOLE                 2,346,500 142,441    0
CHARLES RIV LABS INTL INC    COM            159864107  160,732  4,522,574 SH       SOLE                 4,239,311 283,263    0
COCA COLA ENTERPRISES INC NE COM            19122T109  102,664  4,101,639 SH       SOLE                 3,854,129 247,510    0
COMCAST CORP NEW             CL A SPL       20030N200   56,765  2,727,783 SH       SOLE                 2,522,036 205,747    0
CONVERGYS CORP               COM            212485106  106,920  8,118,418 SH       SOLE                 7,678,797 439,621    0
DISCOVERY COMMUNICATNS NEW   COM SER C      25470F302    9,594    261,480 SH       SOLE                   241,810  19,670    0
FORD MTR CO DEL              COM PAR $0.01  345370860   52,457  3,124,300 SH  PUT  SOLE                         0       0    0
EL PASO CORP                 COM            28336L109   97,338  7,074,016 SH       SOLE                 6,646,813 427,203    0
GENERAL GROWTH PPTYS INC NEW COM            370023103   26,332  1,701,015 SH       SOLE                 1,572,627 128,388    0
GENERAL MTRS CO              COM            37045V100  130,143  3,530,741 SH       SOLE                 3,318,097 212,644    0
HILLTOP HOLDINGS INC         COM            432748101   13,201  1,330,738 SH       SOLE                 1,271,571  59,167    0
HOSPITALITY PPTYS TR         COM SH BEN INT 44106M102   25,085  1,088,772 SH       SOLE                   951,222 137,550    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A 53071M708   28,842    433,847 SH       SOLE                   401,127  32,720    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100   89,167  2,592,073 SH       SOLE                 2,439,203 152,870    0
MADISON SQUARE GARDEN INC    CL A           55826P100   29,907  1,160,085 SH       SOLE                 1,101,630  58,455    0
NATIONAL FUEL GAS CO N J     COM            636180101   27,989    426,534 SH       SOLE                   401,024  25,510    0
SAVIENT PHARMACEUTICALS INC  COM            80517Q100   15,561  1,396,895 SH       SOLE                 1,290,794 106,101    0
SMURFIT-STONE CONTAINER CORP COM            83272A104   88,655  3,463,078 SH       SOLE                 3,259,954 203,124    0
SPDR GOLD TRUST              GLD SHS        78463V107  122,329    881,844 SH       SOLE                   830,015  51,829    0
VIACOM INC NEW               CL B           92553P201   38,670    976,278 SH       SOLE                   902,850  73,428    0
VISA INC                     COM CL A       92826C839  109,570  1,556,841 SH       SOLE                 1,462,111  94,730    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW  92857W209   22,638    856,210 SH       SOLE                   802,336  53,874    0
WILLIAMS COS INC DEL         COM            969457100   88,945  3,598,108 SH       SOLE                 3,384,217 213,891    0
ZORAN CORP                   COM            98975F101    8,841  1,004,621 SH       SOLE                   941,329  63,292    0